Investment Objectives and Goals - Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are twice those of the Underlying ETF, up to the upside cap of 15.04% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2026 through March 31, 2028.